Equity-settled share-based payments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted	10 years
Share-based compensation expense	$ 6,680	$ 8,581	$ 10,227
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options				10 years
Restricted Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting rate (as a percent)	33.00%
Maximum stock authorized (shares)	9,228,795
Stock already granted (shares)	7,322,787
Share-based compensation expense	$ 6,800	$ 8,600	$ 10,900